Financial Results - Summary of Financial Income and Costs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Results [Abstract]
Cash and cash equivalents	$ 3,077,708	$ 2,150,797	$ 152,518
Other financial income	2,195,964	3,999,954	82,303
Total financial income	5,273,672	6,150,751	234,821
Financial costs	(50,851,829)	(55,701,778)	(64,206,719)
Bank loans	(261)	(2,033,835)	(129,350)
Secured and unsecured obligations	(42,708,253)	(44,268,489)	(51,697,708)
Valuation of financial derivatives	(1,067,820)	(824,922)	(1,725,211)
Post-employment benefit obligations	(691,075)	(705,211)	(759,311)
Capitalized borrowing costs	4,078,463	3,001,211	2,221,329
Formalization of debts and other associated expenses	(836,174)
Other	(9,626,709)	(10,870,532)	(12,116,468)
Gains from indexed assets and liabilities, net	145,608	606,075	3,600,187
Foreign currency exchange differences	8,822,301	13,266,320	(53,880,472)
Positive	19,563,838	48,546,664	26,738,738
Negative	(10,741,537)	(35,280,344)	(80,619,210)
Total financial costs	(41,883,920)	(41,829,383)	(114,487,004)
Total financial results	$ (36,610,248)	$ (35,678,632)	$ (114,252,183)